Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Tables)	6 Months Ended
Sep. 30, 2023
Offsetting [Abstract]
Offsetting Assets	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At March 31, 2023:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥12,911	¥—	¥12,911	¥(9,902)	¥(690)	¥2,319
Receivables under resale agreements	16,152	(2,093)	14,059	(13,391)	(32)	636
Receivables under securities borrowing transactions	4,630	(74)	4,556	(4,478)	—	78
Total	¥33,693	¥(2,167)	¥31,526	¥(27,771)	¥(722)	¥3,033
Financial liabilities:
Derivative liabilities	¥13,833	¥—	¥13,833	¥(9,668)	¥(1,489)	¥2,676
Payables under repurchase agreements	42,172	(2,040)	40,132	(39,232)	(76)	824
Payables under securities lending transactions	1,212	(74)	1,138	(1,108)	(18)	12
Obligations to return securities received as collateral	6,892	—	6,892	(1,975)	—	4,917
Total	¥64,109	¥(2,114)	¥61,995	¥(51,983)	¥(1,583)	¥8,429

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At September 30, 2023:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥18,554	¥—	¥18,554	¥(14,849)	¥(1,100)	¥2,605
Receivables under resale agreements	19,029	(2,659)	16,370	(15,670)	(9)	691
Receivables under securities borrowing transactions	5,166	(81)	5,085	(4,811)	—	274
Total	¥42,749	¥(2,740)	¥40,009	¥(35,330)	¥(1,109)	¥3,570
Financial liabilities:
Derivative liabilities	¥20,105	¥—	¥20,105	¥(14,364)	¥(2,404)	¥3,337
Payables under repurchase agreements	35,529	(2,569)	32,960	(31,587)	(124)	1,249
Payables under securities lending transactions	1,098	(81)	1,017	(986)	(11)	20
Obligations to return securities received as collateral	6,895	—	6,895	(1,437)	—	5,458
Total	¥63,627	¥(2,650)	¥60,977	¥(48,374)	¥(2,539)	¥10,064

Offsetting Liabilities	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At March 31, 2023:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥12,911	¥—	¥12,911	¥(9,902)	¥(690)	¥2,319
Receivables under resale agreements	16,152	(2,093)	14,059	(13,391)	(32)	636
Receivables under securities borrowing transactions	4,630	(74)	4,556	(4,478)	—	78
Total	¥33,693	¥(2,167)	¥31,526	¥(27,771)	¥(722)	¥3,033
Financial liabilities:
Derivative liabilities	¥13,833	¥—	¥13,833	¥(9,668)	¥(1,489)	¥2,676
Payables under repurchase agreements	42,172	(2,040)	40,132	(39,232)	(76)	824
Payables under securities lending transactions	1,212	(74)	1,138	(1,108)	(18)	12
Obligations to return securities received as collateral	6,892	—	6,892	(1,975)	—	4,917
Total	¥64,109	¥(2,114)	¥61,995	¥(51,983)	¥(1,583)	¥8,429

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At September 30, 2023:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥18,554	¥—	¥18,554	¥(14,849)	¥(1,100)	¥2,605
Receivables under resale agreements	19,029	(2,659)	16,370	(15,670)	(9)	691
Receivables under securities borrowing transactions	5,166	(81)	5,085	(4,811)	—	274
Total	¥42,749	¥(2,740)	¥40,009	¥(35,330)	¥(1,109)	¥3,570
Financial liabilities:
Derivative liabilities	¥20,105	¥—	¥20,105	¥(14,364)	¥(2,404)	¥3,337
Payables under repurchase agreements	35,529	(2,569)	32,960	(31,587)	(124)	1,249
Payables under securities lending transactions	1,098	(81)	1,017	(986)	(11)	20
Obligations to return securities received as collateral	6,895	—	6,895	(1,437)	—	5,458
Total	¥63,627	¥(2,650)	¥60,977	¥(48,374)	¥(2,539)	¥10,064